Expense Example - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example:
1 year	$ 514
3 years	757
5 years	1,018
10 years	1,764
Fidelity Advisor High Income Fund - Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,048
Fidelity Advisor High Income Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Advisor High Income Fund - Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor High Income Fund - Class A
Expense Example:
1 year	514
3 years	757
5 years	1,018
10 years	$ 1,764